Poplar Forest Partners Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Air Freight & Logistics - 3.3%
FedEx Corp.	34,000	$9,565,220

Banks - 4.4%
Citigroup, Inc.	177,500	12,494,225

Biotechnology - 3.9%
United Therapeutics Corp. (a)	32,000	11,290,880

Capital Markets - 1.6%
LPL Financial Holdings, Inc.	14,000	4,571,140

Chemicals - 3.1%
Dow, Inc.	225,000	9,029,250

Consumer Finance - 2.5%
Ally Financial, Inc.	198,000	7,129,980

Consumer Staples Distribution & Retail - 2.5%
Dollar Tree, Inc. (a)	94,000	7,044,360

Distributors - 1.0%
Genuine Parts Co.	25,000	2,919,000

Diversified Telecommunication Services - 5.0%
AT&T, Inc.	627,000	14,276,790

Electrical Equipment - 2.3%
Sensata Technologies Holding PLC	245,500	6,726,700

Electronic Equipment, Instruments & Components - 2.7%
Vishay Intertechnology, Inc.	449,000	7,606,060

Financial Services - 11.0%
Equitable Holdings, Inc.	356,000	16,792,520
Fidelity National Information Services, Inc.	64,000	5,169,280
Global Payments, Inc.	86,000	9,637,160
		31,598,960

Food Products - 8.4%
Kraft Heinz Co.	379,000	11,639,090
Tyson Foods, Inc. - Class A	216,000	12,407,040
		24,046,130

Gas Utilities - 4.8%
National Fuel Gas Co.	228,000	13,835,040

Health Care Providers & Services - 7.0%
Cencora, Inc.	48,500	10,896,980
CVS Health Corp.	207,000	9,292,230
		20,189,210

Hotels, Restaurants & Leisure - 3.0%
Las Vegas Sands Corp.	165,000	8,474,400

Insurance - 5.3%
Allstate Corp.	79,500	15,326,805

IT Services - 4.1%
International Business Machines Corp.	53,100	11,672,973

Multi-Utilities - 4.4%
Dominion Energy, Inc.	234,000	12,603,240

Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	82,500	11,949,300
Murphy Oil Corp.	185,000	5,598,100
		17,547,400

Pharmaceuticals - 3.0%
Merck & Co., Inc.	85,000	8,455,800

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	285,000	5,714,250

Textiles, Apparel & Luxury Goods - 3.3%
Tapestry, Inc.	144,000	9,407,520
TOTAL COMMON STOCKS (Cost $211,067,143)		271,525,333

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Residential REITs - 1.6%
Sun Communities, Inc.	37,500	4,611,375
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,251,548)		4,611,375

SHORT-TERM INVESTMENTS - 3.8%	Shares	Value
Money Market Funds - 3.8%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class Institutional, 4.24% (b)	11,027,639	11,027,639
TOTAL SHORT-TERM INVESTMENTS (Cost $11,027,639)		11,027,639

TOTAL INVESTMENTS - 100.1% (Cost $226,346,330)		287,164,347
Liabilities in Excess of Other Assets - (0.1)%		(335,044)
TOTAL NET ASSETS - 100.0%		$286,829,303
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Poplar Forest Partners Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$271,525,333	$–	$–	$271,525,333
Real Estate Investment Trusts	4,611,375	–	–	4,611,375
Money Market Funds	11,027,639	–	–	11,027,639
Total Investments	$287,164,347	$–	$–	$287,164,347

Refer to the Schedule of Investments for further disaggregation of investment categories.